9. COST OF SALES	12 Months Ended
Dec. 31, 2020
Cost Of Sales
COST OF SALES

NOTE 9: COST OF SALES

	12.31.2020	12.31.2019	12.31.2018
Inventories at the beginning of the year	153	137	113

Plus: Charges for the year
Purchases of inventories, energy and gas	153	353	378
Salaries and social security charges	51	57	66
Benefits to employees	11	9	6
Accrual of defined benefit plans	4	4	2
Works contracts, fees and compensation for services	55	60	61
Depreciation of property, plant and equipment	194	171	153
Intangible assets amortization	5	6	6
Right-of-use assets amortization	1	2	-
Transport of energy	5	4	4
Transportation and freights	20	22	14
Consumption of materials	17	21	43
Penalties	-	1	1
Maintenance	26	27	24
Canons and royalties	42	59	74
Environmental control	4	3	5
Rental and insurance	23	21	13
Surveillance and security	2	6	6
Taxes, rates and contributions	3	4	5
Other	2	(4)	(6)
Subtotal	618	826	855

Gain on monetary position	8	1	-

Less: Inventories at the end of the year	(116)	(153)	(137)
Total cost of sales	663	811	831